Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 28, 2012
ING Capital Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Capital Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return consisting of capital growth, both realized and unrealized, and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 40) or the Statement of Additional Information (page 134).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

		During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Fund in a combination of Underlying Funds that, in turn, invest directly in securities (such as stocks and bonds). Under normal market conditions, approximately 65% of the Fund’s net assets will be allocated to Underlying Funds that invest in equity securities, and approximately 35% of the Fund’s net assets will be allocated to Underlying Funds that invest in fixed-income securities, including U.S. government securities and money market instruments (“Target Allocations”). The percentage weight of the Fund’s assets invested in Underlying Funds that invest in equity securities may range from 25-80%. The percentage weight of the Fund’s assets invested in Underlying Funds that invest in fixed-income securities may range from 20-50%. The asset allocation limits apply at the time of purchase of a particular security.

The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategies.

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, and floating rate loans. In addition, the Sub-Adviser may seek to enhance returns and/or moderate volatility through investment strategies such as tactical asset allocation, option strategies, including but not limited to, covered call writing, puts, calls and spreads, and defensive cash positioning.

The Fund may also allocate in the future to the following asset class: absolute return strategies. Absolute return strategies are intended to produce returns that may not be correlated or are inversely correlated with equity index performance. There can be no assurance that the allocation will occur.

The Sub-Adviser uses a proprietary asset allocation strategy to determine the Target Allocations for the Fund. The Sub-Adviser uses asset allocation models to determine how much to invest in the various asset classes, regions, styles, and strategies.

The equity securities in which the Underlying Funds may invest include, but are not limited to: domestic and international stocks of companies of any market capitalization; emerging market securities; domestic and international real estate stocks, including real estate investment trusts (“REITs”); and natural resource/commodity securities.

The fixed-income securities in which the Underlying Funds may invest include, but are not limited to: domestic and international short-, intermediate- and long-term bonds; high-yield debt securities rated below investment grade commonly referred to as “junk bonds;” treasury inflation protected securities (“TIPS”); and fixed-income securities without limitations on maturity.

The Fund may also invest in derivative instruments including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), puts, calls and spreads to make tactical allocations, as a substitute for taking a position in the underlying assets, and to assist in managing cash.

The Fund may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund may also invest in other securities to gain exposure to asset classes, to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash. The Fund may hold up to 25% of its assets in cash and cash equivalents to generate alpha and limit downside in volatile market environments. In addition to other short-term investments, the Fund may invest in affiliated registered and unregistered money market funds to manage the Fund’s cash pending investment in other strategies.

The Fund may also employ a strategy (the “Option Strategy”) of writing (selling) call options (each a “Call Option”) on indices, exchange-traded funds, and/or baskets of securities in an attempt to generate gains from option premiums to seek to increase total return and to seek to reduce volatility. Because the performance of the securities underlying each Call Option are expected to correlate closely with the performance of one or more Underlying Funds, during the term of each written Call Option the Fund will be effectively giving up all or a portion of the benefits it would otherwise realize from a potential increase in the value of such Underlying Funds. Thus, the Option Strategy may limit the Fund’s ability to benefit from appreciation of Underlying Funds. At the same time, the premium received in connection with the sale of Call Options may partially offset potential declines in value of the Underlying Funds during periods of declining markets.
Additionally, the Fund may employ an options “collar” strategy (the “Collar Strategy”) by purchasing and selling put options and writing call options on equity indices, exchange-traded funds, and baskets of securities, correlated with the Fund’s portfolio, or Underlying Funds held in the Fund’s portfolio in order to partially reduce the exposure of the Fund to declines in the value of the Underlying Funds in its portfolio and to generate capital gains in declining markets by employing put spreads and generating premiums from writing call options.
The net notional value of the call and put options entered into via the Option Strategy and the Collar Strategy may not exceed 25% of the Fund’s net assets.

		The adviser (“Adviser”) oversees the Sub-Adviser in managing the Fund. The Target Allocations may be changed by the Sub-Adviser at any time, and actual allocations of the Fund’s assets will often deviate from the Target Allocations due to a “Tactical Asset Allocation Strategy.” The Tactical Asset Allocation Strategy will seek to evaluate the attractiveness of a range of asset classes and investment strategies to position the Fund to benefit from pricing inefficiencies. The Tactical Asset Allocation Strategy seeks to derive its source of outperformance from macro or “top down” decisions. The Fund may be rebalanced periodically to return to the Target Allocations and inflows and outflows may be managed to attain the Target Allocations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Fund’s or an Underlying Fund’s performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation    Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund or an Underlying Fund would experience a decline in income.

Commodities    The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company    The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Credit Default Swaps    The Fund or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Fund or an Underlying Fund pays a fee to protect against the risk that a security held by the Fund or the Underlying Fund will default. As a seller of the swap, the Fund or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full national value of the security in the event of a default of the security issuer. As a seller of a swap, the Fund or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund or an Underlying Fund would be subject to investment exposure on the notional value of the swap. Credit default swaps are largely unregulated and susceptible to liquidity, credit, and counterparty risks.

Currency    To the extent that the Fund or an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund or an Underlying Fund and reduce its returns.
Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund or the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation-Indexed Bonds    If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model    The Fund or certain Underlying Funds invest based on a proprietary model managed by the manager. The manager’s proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market     Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund or an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Options    The Fund could lose money if it sells call options on securities or indices whose value then rises above the buyer’s exercise price. By selling call options to hedge against the risk of loss on its investments, the Fund could miss out on gains.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.
Over-the-Counter Investments    Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose an Underlying Fund to counterparty risk.

Proprietary Hedge Fund Beta Strategy    Because the Fund may allocate assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Fund’s performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)    Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Short Exposures    The Fund may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty’s ability to perform its obligations and, further, that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

		Because Class W shares did not have a full calendar year of operations as of December 31, 2011, no performance information for Class W shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 11.81% and Worst quarter: 4th, 2008, (13.66)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: 5.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Capital Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Yr	rr_ExpenseExampleYear01	685
3 Yrs	rr_ExpenseExampleYear03	959
5 Yrs	rr_ExpenseExampleYear05	1,254
10 Yrs	rr_ExpenseExampleYear10	2,089
1 Yr	rr_ExpenseExampleNoRedemptionYear01	685
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	959
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,254
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,089
2002	rr_AnnualReturn2002	(5.36%)
2003	rr_AnnualReturn2003	12.93%
2004	rr_AnnualReturn2004	7.58%
2005	rr_AnnualReturn2005	3.31%
2006	rr_AnnualReturn2006	7.85%
2007	rr_AnnualReturn2007	5.23%
2008	rr_AnnualReturn2008	(23.91%)
2009	rr_AnnualReturn2009	17.31%
2010	rr_AnnualReturn2010	13.46%
2011	rr_AnnualReturn2011	(2.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.66%)
1 Yr	rr_AverageAnnualReturnYear01	(7.64%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.32%)
10 Yrs	rr_AverageAnnualReturnYear10	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 20, 1997
ING Capital Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.90%
1 Yr	rr_ExpenseExampleYear01	693
3 Yrs	rr_ExpenseExampleYear03	939
5 Yrs	rr_ExpenseExampleYear05	1,311
10 Yrs	rr_ExpenseExampleYear10	2,223
1 Yr	rr_ExpenseExampleNoRedemptionYear01	193
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	639
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,111
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,223
1 Yr	rr_AverageAnnualReturnYear01	(7.49%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.22%)
10 Yrs	rr_AverageAnnualReturnYear10	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
ING Capital Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.90%
1 Yr	rr_ExpenseExampleYear01	293
3 Yrs	rr_ExpenseExampleYear03	639
5 Yrs	rr_ExpenseExampleYear05	1,111
10 Yrs	rr_ExpenseExampleYear10	2,415
1 Yr	rr_ExpenseExampleNoRedemptionYear01	193
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	639
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,111
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,415
1 Yr	rr_AverageAnnualReturnYear01	(3.63%)
5 Yrs	rr_AverageAnnualReturnYear05	0.14%
10 Yrs	rr_AverageAnnualReturnYear10	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
ING Capital Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	317
5 Yrs	rr_ExpenseExampleYear05	560
10 Yrs	rr_ExpenseExampleYear10	1,258
1 Yr	rr_ExpenseExampleNoRedemptionYear01	92
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	317
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	560
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,258
1 Yr	rr_AverageAnnualReturnYear01	(1.67%)
5 Yrs	rr_AverageAnnualReturnYear05	1.15%
10 Yrs	rr_AverageAnnualReturnYear10	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 1995
ING Capital Allocation Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	408
5 Yrs	rr_ExpenseExampleYear05	720
10 Yrs	rr_ExpenseExampleYear10	1,606
1 Yr	rr_ExpenseExampleNoRedemptionYear01	117
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	408
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	720
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,606
1 Yr	rr_AverageAnnualReturnYear01	(1.98%)
5 Yrs	rr_AverageAnnualReturnYear05	0.90%
since inception	rr_AverageAnnualReturnSinceInception	1.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2006
ING Capital Allocation Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.08%	[4]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.08%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2],[4]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3],[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%	[4]
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	330
5 Yrs	rr_ExpenseExampleYear05	587
10 Yrs	rr_ExpenseExampleYear10	1,322
1 Yr	rr_ExpenseExampleNoRedemptionYear01	92
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	330
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	587
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,322
ING Capital Allocation Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(8.41%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.70%)
10 Yrs	rr_AverageAnnualReturnYear10	1.26%
ING Capital Allocation Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.78%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.98%)
10 Yrs	rr_AverageAnnualReturnYear10	1.48%
ING Capital Allocation Fund | S&P Target Risk Growth Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[5]
5 Yrs	rr_AverageAnnualReturnYear05		[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[5],[6]
ING Capital Allocation Fund | S&P Target Risk Growth Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[5]
5 Yrs	rr_AverageAnnualReturnYear05		[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[5],[6]
ING Capital Allocation Fund | S&P Target Risk Growth Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[5]
5 Yrs	rr_AverageAnnualReturnYear05		[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[5],[6]
ING Capital Allocation Fund | S&P Target Risk Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[5]
5 Yrs	rr_AverageAnnualReturnYear05		[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[5],[6]
ING Capital Allocation Fund | S&P Target Risk Growth Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.30%	[5]
5 Yrs	rr_AverageAnnualReturnYear05		[5],[6]
since inception	rr_AverageAnnualReturnSinceInception		[5],[6]
ING Capital Allocation Fund | BCAB Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.78%	[5]
ING Capital Allocation Fund | BCAB Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.78%	[5]
ING Capital Allocation Fund | BCAB Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.78%	[5]
ING Capital Allocation Fund | BCAB Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.78%	[5]
ING Capital Allocation Fund | BCAB Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.84%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	6.50%	[5]
since inception	rr_AverageAnnualReturnSinceInception	6.40%	[5],[7]
ING Capital Allocation Fund | MSCI EAFE Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[8]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[8]
10 Yrs	rr_AverageAnnualReturnYear10	4.67%	[8]
ING Capital Allocation Fund | MSCI EAFE Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[8]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[8]
10 Yrs	rr_AverageAnnualReturnYear10	4.67%	[8]
ING Capital Allocation Fund | MSCI EAFE Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[8]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[8]
10 Yrs	rr_AverageAnnualReturnYear10	4.67%	[8]
ING Capital Allocation Fund | MSCI EAFE Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[8]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[8]
10 Yrs	rr_AverageAnnualReturnYear10	4.67%	[8]
ING Capital Allocation Fund | MSCI EAFE Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[8]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[8]
since inception	rr_AverageAnnualReturnSinceInception	(3.45%)	[7],[8]
ING Capital Allocation Fund | Russell 3000 Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[5]
10 Yrs	rr_AverageAnnualReturnYear10	3.51%	[5]
ING Capital Allocation Fund | Russell 3000 Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[5]
10 Yrs	rr_AverageAnnualReturnYear10	3.51%	[5]
ING Capital Allocation Fund | Russell 3000 Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[5]
10 Yrs	rr_AverageAnnualReturnYear10	3.51%	[5]
ING Capital Allocation Fund | Russell 3000 Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[5]
10 Yrs	rr_AverageAnnualReturnYear10	3.51%	[5]
ING Capital Allocation Fund | Russell 3000 Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.03%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	(0.01%)	[5]
since inception	rr_AverageAnnualReturnSinceInception	0.64%	[5],[7]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 1.90%, 0.90%, 1.15%, and 0.90% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
[4]	Based on Class A shares' expenses adjusted for class specific differences.
[5]	The index returns do not reflect deductions for fees, expenses or taxes.
[6]	The inception date of the S&P Target Risk Growth Index is January 31, 2007.
[7]	Reflects index performance since the date closest to the Class' inception for which data is available.
[8]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.